Vanguard Long-Term Investment-Grade Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (5.9%)
U.S. Government Securities (5.2%)
	United States Treasury Note/Bond	1.125%	2/28/22	25,000	25,418
	United States Treasury Note/Bond	0.250%	4/15/23	15,000	15,005
	United States Treasury Note/Bond	1.500%	1/31/27	19,000	20,229
	United States Treasury Note/Bond	5.250%	2/15/29	27,875	38,960
	United States Treasury Note/Bond	2.375%	5/15/29	20,000	23,075
	United States Treasury Note/Bond	1.500%	2/15/30	50,000	54,062
1,2 United States Treasury Note/Bond		4.500%	2/15/36	114,585	176,586
	United States Treasury Note/Bond	4.750%	2/15/37	50,000	80,258
2	United States Treasury Note/Bond	4.750%	2/15/41	70,000	116,867
	United States Treasury Note/Bond	4.375%	5/15/41	4,890	7,840
1	United States Treasury Note/Bond	3.750%	8/15/41	65,650	97,583
	United States Treasury Note/Bond	3.125%	2/15/43	10,130	13,899
	United States Treasury Note/Bond	2.875%	5/15/43	35,000	46,271
	United States Treasury Note/Bond	3.000%	11/15/44	55,000	74,911
1	United States Treasury Note/Bond	3.000%	11/15/45	9,882	13,583
	United States Treasury Note/Bond	2.875%	5/15/49	20,120	27,816
	United States Treasury Note/Bond	2.375%	11/15/49	100,000	126,438
	United States Treasury Note/Bond	2.000%	2/15/50	25,000	29,371
2	United States Treasury Strip Principal	0.000%	2/15/48	45,000	30,720
					1,018,892
Agency Bonds and Notes (0.4%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	51,503
	Tennessee Valley Authority	4.250%	9/15/65	10,000	15,703
					67,206
Conventional Mortgage-Backed Securities (0.2%)
3,4 Fannie Mae Pool		3.360%	6/1/34	13,215	15,350
3,4 Fannie Mae Pool		3.620%	4/1/34	8,531	9,866
3,4 Fannie Mae Pool		3.670%	3/1/31	5,960	7,046
3,4 Fannie Mae Pool		4.030%	12/1/33	2,914	3,495
					35,757
Nonconventional Mortgage-Backed Securities (0.1%)
3,4 Freddie Mac REMICS		3.000%	4/15/47	11,716	13,918
3	Ginnie Mae REMICS	3.000%	7/20/47–8/20/47	9,667	11,329
					25,247
Total U.S. Government and Agency Obligations (Cost $982,854)					1,147,102
Corporate Bonds (79.8%)
Finance (18.4%)
	Banking (12.2%)
3	Bank of America Corp.	2.884%	10/22/30	18,155	18,915
3	Bank of America Corp.	2.496%	2/13/31	30,170	30,523
3	Bank of America Corp.	4.244%	4/24/38	80,255	94,281
3	Bank of America Corp.	4.078%	4/23/40	30,700	35,242
	Bank of America Corp.	5.875%	2/7/42	19,230	27,734

3	Bank of America Corp.	4.443%	1/20/48	26,455	32,182
3	Bank of America Corp.	3.946%	1/23/49	62,960	71,860
3	Bank of America Corp.	4.330%	3/15/50	32,536	40,281
3	Bank of America Corp.	4.083%	3/20/51	55,890	66,993
	Bank of America NA	6.000%	10/15/36	20,450	28,668
	Bank One Corp.	8.000%	4/29/27	7,080	9,544
3	Citigroup Inc.	2.976%	11/5/30	39,175	39,934
3	Citigroup Inc.	2.666%	1/29/31	11,490	11,620
3	Citigroup Inc.	3.878%	1/24/39	69,980	75,255
3	Citigroup Inc.	5.316%	3/26/41	10,000	12,820
	Citigroup Inc.	4.650%	7/30/45	13,142	15,951
3	Citigroup Inc.	4.281%	4/24/48	13,570	15,772
	Citigroup Inc.	4.650%	7/23/48	43,012	52,387
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,936
3	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	153,558
3	Goldman Sachs Group Inc.	4.411%	4/23/39	41,172	46,479
	Goldman Sachs Group Inc.	6.250%	2/1/41	13,370	18,570
	Goldman Sachs Group Inc.	4.800%	7/8/44	15,000	18,321
	Goldman Sachs Group Inc.	4.750%	10/21/45	8,724	10,617
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,180
	HSBC Holdings plc	6.500%	9/15/37	25,272	33,741
	HSBC Holdings plc	6.800%	6/1/38	48,749	68,209
	HSBC Holdings plc	6.100%	1/14/42	9,720	13,708
3	JPMorgan Chase & Co.	3.702%	5/6/30	6,840	7,531
3	JPMorgan Chase & Co.	2.739%	10/15/30	45,320	46,850
3,5 JPMorgan Chase & Co.		1.047%	11/4/32	800	852
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	65,058
3	JPMorgan Chase & Co.	3.882%	7/24/38	68,332	77,032
	JPMorgan Chase & Co.	5.500%	10/15/40	25,390	34,829
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	15,673
3	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	44,963
3	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	38,824
3	JPMorgan Chase & Co.	3.964%	11/15/48	96,335	113,616
3	JPMorgan Chase & Co.	3.897%	1/23/49	43,395	50,517
3	JPMorgan Chase & Co.	3.109%	4/22/51	16,160	16,752
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	2,150	2,463
3	Morgan Stanley	2.699%	1/22/31	30,285	30,850
	Morgan Stanley	7.250%	4/1/32	6,870	9,861
3	Morgan Stanley	3.971%	7/22/38	103,500	117,877
3	Morgan Stanley	4.457%	4/22/39	4,600	5,525
	Morgan Stanley	6.375%	7/24/42	33,160	50,685
	Morgan Stanley	4.300%	1/27/45	30,041	36,065
	Morgan Stanley	4.375%	1/22/47	44,780	55,553
3	Morgan Stanley	5.597%	3/24/51	15,000	21,484
5	Skandinaviska Enskilda Banken AB	0.625%	11/12/29	500	517
	Wachovia Corp.	5.500%	8/1/35	2,322	2,899
3	Wells Fargo & Co.	2.879%	10/30/30	26,245	26,814
3	Wells Fargo & Co.	2.572%	2/11/31	27,390	27,287
3	Wells Fargo & Co.	3.068%	4/30/41	4,140	4,093
	Wells Fargo & Co.	5.375%	11/2/43	55,167	69,770
	Wells Fargo & Co.	5.606%	1/15/44	130,765	169,582
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,466
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,415
	Wells Fargo & Co.	4.900%	11/17/45	19,485	23,504
	Wells Fargo & Co.	4.400%	6/14/46	31,792	36,180
	Wells Fargo & Co.	4.750%	12/7/46	42,559	50,584
3	Wells Fargo & Co.	5.013%	4/4/51	32,980	43,419

	Wells Fargo Bank NA	6.600%	1/15/38	500	711

	Brokerage (0.2%)
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,203
6	FMR LLC	6.450%	11/15/39	16,010	22,913
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	9,358
	Invesco Finance plc	5.375%	11/30/43	3,893	4,121
	Nasdaq Inc.	3.250%	4/28/50	1,100	1,096

	Insurance (5.7%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,248
	Aflac Inc.	4.000%	10/15/46	947	1,068
6	AIA Group Ltd.	4.500%	3/16/46	6,550	7,742
	Allstate Corp.	4.200%	12/15/46	14,385	18,057
	Allstate Corp.	3.850%	8/10/49	2,595	3,042
	Anthem Inc.	3.125%	5/15/50	19,610	19,511
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,491
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	32,195	40,483
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	67,922	86,650
5	Berkshire Hathaway Inc.	1.625%	3/16/35	300	355
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	61,500
6	Centene Corp.	4.750%	1/15/25	75	77
6	Centene Corp.	4.250%	12/15/27	150	157
5	Chubb INA Holdings Inc.	0.875%	12/15/29	1,060	1,115
5	Chubb INA Holdings Inc.	2.500%	3/15/38	400	477
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,894
	Chubb INA Holdings Inc.	4.350%	11/3/45	6,460	8,512
6	Jackson National Life Insurance Co.	8.150%	3/15/27	189	239
	Markel Corp.	4.150%	9/17/50	1,944	1,971
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	19,219	24,142
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	22,580	28,195
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	23,101	31,696
6	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	15,663
	MetLife Inc.	4.125%	8/13/42	56,081	64,967
	MetLife Inc.	4.875%	11/13/43	10,000	13,014
	MetLife Inc.	4.050%	3/1/45	3,236	3,760
	MetLife Inc.	4.600%	5/13/46	9,700	12,308
6	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	39,704
6	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	14,784
6	Nationwide Mutual Insurance Co.	4.350%	4/30/50	14,765	14,787
6	New York Life Insurance Co.	5.875%	5/15/33	36,125	49,046
6	New York Life Insurance Co.	3.750%	5/15/50	6,120	6,931
6	New York Life Insurance Co.	4.450%	5/15/69	3,880	4,782
3,6 Nippon Life Insurance Co.		3.400%	1/23/50	1,400	1,407
6	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	10,046
6	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	35,965
3,6 Pacific Life Insurance Co.		4.300%	10/24/67	6,295	5,980
	Progressive Corp.	4.125%	4/15/47	4,420	5,594
	Progressive Corp.	4.200%	3/15/48	2,867	3,666
	Progressive Corp.	3.950%	3/26/50	18,125	22,795
	Prudential Financial Inc.	5.700%	12/14/36	973	1,308
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,349
3	Prudential Financial Inc.	5.375%	5/15/45	128	129
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,543
	Prudential Financial Inc.	3.935%	12/7/49	10,205	11,073
	Prudential Financial Inc.	3.700%	3/13/51	49,424	52,193
6	Securian Financial Group Inc.	4.800%	4/15/48	5,706	6,826

	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,446
	Travelers Cos. Inc.	3.750%	5/15/46	954	1,125
	Travelers Cos. Inc.	4.000%	5/30/47	4,222	5,268
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	18,730
	Travelers Cos. Inc.	2.550%	4/27/50	17,045	16,673
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	48,110
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	15,560
	UnitedHealth Group Inc.	3.500%	8/15/39	18,296	20,268
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	29,581
	UnitedHealth Group Inc.	3.950%	10/15/42	1,042	1,232
	UnitedHealth Group Inc.	4.750%	7/15/45	53,920	70,469
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	15,078
	UnitedHealth Group Inc.	3.750%	10/15/47	31,005	36,130
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	33,099
	UnitedHealth Group Inc.	4.450%	12/15/48	2,891	3,674
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	23,088
	UnitedHealth Group Inc.	3.875%	8/15/59	30,185	36,261
5	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	970	1,147

	Other Finance (0.0%)
7	Aroundtown SA	3.625%	4/10/31	200	249
5	Vonovia Finance BV	2.750%	3/22/38	700	859
5	Vonovia Finance BV	1.625%	10/7/39	600	622

	Real Estate Investment Trusts (0.3%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,500	1,863
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	3,837	4,320
	Camden Property Trust	3.350%	11/1/49	3,298	3,434
	ERP Operating LP	4.500%	7/1/44	289	351
	Essex Portfolio LP	2.650%	3/15/32	3,000	2,904
6	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	90	64
	National Retail Properties Inc.	3.100%	4/15/50	2,400	1,896
5	Prologis Euro Finance LLC	1.500%	9/10/49	500	510
	Prologis LP	3.000%	4/15/50	3,600	3,642
	Simon Property Group LP	4.250%	10/1/44	715	699
	Simon Property Group LP	3.250%	9/13/49	42,000	34,580
					3,588,247
Industrial (46.2%)
	Basic Industry (0.6%)
5	Air Liquide Finance SA	1.250%	6/13/28	1,500	1,778
5,8 Air Products & Chemicals Inc.		0.800%	5/5/32	335	371
	Air Products & Chemicals Inc.	2.700%	5/15/40	2,495	2,489
6,8 Arconic Corp.		6.000%	5/15/25	45	46
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	15,947	19,167
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,311	5,837
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	375	354
6	Graphic Packaging International LLC	3.500%	3/15/28	80	76
6	Novelis Corp.	4.750%	1/30/30	55	49
6	OCI NV	5.250%	11/1/24	160	159
	Packaging Corp. of America	4.050%	12/15/49	400	465
	Praxair Inc.	3.550%	11/7/42	1,849	2,042
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	9,295	12,578
	Rio Tinto Finance USA plc	4.125%	8/21/42	44,895	55,318
	Sherwin-Williams Co.	3.300%	5/15/50	4,815	4,911
6	Suzano Austria GmbH	7.000%	3/16/47	1,000	995
	Vale Overseas Ltd.	6.250%	8/10/26	181	198

5 Vale SA	3.750%	1/10/23	1,530	1,683

Capital Goods (2.1%)
3M Co.	3.700%	4/15/50	22,072	26,255
5 Airbus Finance BV	1.375%	5/13/31	250	278
6 American Builders & Contractors Supply Co.
Inc.	5.875%	5/15/26	30	30
6 American Builders & Contractors Supply Co.
Inc.	4.000%	1/15/28	150	142
6 Ardagh Packaging Finance plc / Ardagh
Holdings USA Inc.	5.250%	4/30/25	102	104
Ball Corp.	5.000%	3/15/22	55	58
Ball Corp.	4.875%	3/15/26	180	193
6 Berry Global Inc.	4.875%	7/15/26	337	345
Boeing Co.	5.805%	5/1/50	3,135	3,135
6 Bombardier Inc.	7.875%	4/15/27	100	65
Caterpillar Inc.	6.050%	8/15/36	5,138	7,191
Caterpillar Inc.	3.803%	8/15/42	26,112	30,628
Caterpillar Inc.	3.250%	9/19/49	17,294	18,776
Caterpillar Inc.	3.250%	4/9/50	18,175	19,786
Caterpillar Inc.	4.750%	5/15/64	16,334	22,480
6 Clean Harbors Inc.	4.875%	7/15/27	227	235
Deere & Co.	3.750%	4/15/50	5,520	6,584
General Dynamics Corp.	4.250%	4/1/40	2,825	3,448
General Dynamics Corp.	4.250%	4/1/50	701	899
Honeywell International Inc.	5.700%	3/15/36	10,300	14,026
Honeywell International Inc.	5.700%	3/15/37	6,250	8,589
Howmet Aerospace Inc.	6.875%	5/1/25	125	128
Lockheed Martin Corp.	3.600%	3/1/35	3,000	3,569
Lockheed Martin Corp.	4.500%	5/15/36	7,189	8,991
Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,893
Lockheed Martin Corp.	3.800%	3/1/45	8,571	10,309
Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,520
Lockheed Martin Corp.	4.090%	9/15/52	37,742	48,695
6 Mueller Water Products Inc.	5.500%	6/15/26	210	215
Northrop Grumman Corp.	4.030%	10/15/47	8,321	9,986
Northrop Grumman Corp.	5.250%	5/1/50	700	987
6 Otis Worldwide Corp.	3.112%	2/15/40	15,830	15,467
6 Otis Worldwide Corp.	3.362%	2/15/50	2,915	2,970
Raytheon Co.	4.700%	12/15/41	29,685	38,693
Raytheon Co.	4.200%	12/15/44	1,000	1,227
Raytheon Technologies Corp.	6.125%	7/15/38	7,535	11,160
Raytheon Technologies Corp.	3.750%	11/1/46	22,160	26,033
Raytheon Technologies Corp.	4.625%	11/16/48	10,850	14,391
Republic Services Inc.	3.050%	3/1/50	3,605	3,657
6 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	20	20
6 Sealed Air Corp.	4.000%	12/1/27	100	98
6 Silgan Holdings Inc.	4.125%	2/1/28	170	167
Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	41,846
6 TransDigm Inc.	8.000%	12/15/25	30	31
6 TransDigm Inc.	6.250%	3/15/26	348	341
6 TransDigm Inc.	5.500%	11/15/27	160	134
6 Trivium Packaging Finance BV	5.500%	8/15/26	50	51
6 Trivium Packaging Finance BV	8.500%	8/15/27	105	109
United Rentals North America Inc.	4.625%	10/15/25	104	102
United Rentals North America Inc.	6.500%	12/15/26	229	237

United Rentals North America Inc.	3.875%	11/15/27	165	161

Communication (6.4%)
America Movil SAB de CV	4.375%	4/22/49	49,405	56,127
AT&T Inc.	4.350%	6/15/45	920	1,009
AT&T Inc.	4.750%	5/15/46	2,069	2,374
AT&T Inc.	4.500%	3/9/48	3,685	4,196
6 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.750%	3/1/30	394	402
6 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.500%	8/15/30	55	55
Comcast Corp.	5.650%	6/15/35	33,707	47,058
Comcast Corp.	6.500%	11/15/35	4,320	6,505
Comcast Corp.	3.200%	7/15/36	16,810	18,175
Comcast Corp.	3.900%	3/1/38	39,335	46,014
Comcast Corp.	6.400%	5/15/38	3,452	5,086
Comcast Corp.	4.600%	10/15/38	54,153	67,968
Comcast Corp.	3.250%	11/1/39	3,000	3,261
Comcast Corp.	3.750%	4/1/40	2,800	3,215
Comcast Corp.	4.650%	7/15/42	1,000	1,280
Comcast Corp.	4.500%	1/15/43	1,184	1,458
Comcast Corp.	4.750%	3/1/44	59,170	76,911
Comcast Corp.	4.600%	8/15/45	29,645	37,891
Comcast Corp.	3.400%	7/15/46	20,295	22,418
Comcast Corp.	4.000%	8/15/47	18,875	22,390
Comcast Corp.	3.969%	11/1/47	83,688	98,216
Comcast Corp.	4.000%	3/1/48	25,340	30,245
Comcast Corp.	4.700%	10/15/48	45,345	59,192
Comcast Corp.	3.999%	11/1/49	28,176	33,436
Comcast Corp.	3.450%	2/1/50	13,230	14,728
Comcast Corp.	4.049%	11/1/52	23,810	28,926
Comcast Corp.	4.950%	10/15/58	107,166	153,164
Crown Castle International Corp.	4.150%	7/1/50	4,170	4,869
6 CSC Holdings LLC	5.375%	2/1/28	245	254
6 CSC Holdings LLC	6.500%	2/1/29	195	212
6 CSC Holdings LLC	5.750%	1/15/30	175	182
6 Deutsche Telekom AG	3.625%	1/21/50	3,180	3,450
Fox Corp.	5.576%	1/25/49	966	1,304
6 Front Range BidCo Inc.	4.000%	3/1/27	30	29
6 Front Range BidCo Inc.	6.125%	3/1/28	50	47
Lamar Media Corp.	5.750%	2/1/26	55	56
6 Lamar Media Corp.	3.750%	2/15/28	80	74
6 Lamar Media Corp.	4.000%	2/15/30	60	55
6 Level 3 Financing Inc.	3.400%	3/1/27	165	166
6 Level 3 Financing Inc.	4.625%	9/15/27	353	352
NBCUniversal Media LLC	5.950%	4/1/41	16,947	24,095
NBCUniversal Media LLC	4.450%	1/15/43	22,650	28,557
6 Netflix Inc.	3.625%	6/15/25	40	40
Netflix Inc.	4.875%	4/15/28	168	179
6 Netflix Inc.	4.875%	6/15/30	115	123
6 Nexstar Escrow Inc.	5.625%	7/15/27	297	282
5 Orange SA	0.500%	9/4/32	700	747
S&P Global Inc.	3.250%	12/1/49	2,000	2,146
6 Sirius XM Radio Inc.	4.625%	7/15/24	104	106
6 Sirius XM Radio Inc.	5.000%	8/1/27	99	102
Sprint Corp.	7.125%	6/15/24	240	269
Sprint Corp.	7.625%	2/15/25	95	109

Sprint Corp.	7.625%	3/1/26	95	112
T-Mobile USA Inc.	4.500%	2/1/26	225	231
6 T-Mobile USA Inc.	4.375%	4/15/40	12,780	14,472
6 T-Mobile USA Inc.	4.500%	4/15/50	15,940	18,520
Telefonica Emisiones SAU	4.665%	3/6/38	950	1,062
Telefonica Emisiones SAU	4.895%	3/6/48	2,475	2,845
Time Warner Cable LLC	6.550%	5/1/37	11,975	14,794
6 Twitter Inc.	3.875%	12/15/27	270	269
7 Verizon Communications Inc.	2.500%	4/8/31	1,300	1,738
Verizon Communications Inc.	4.500%	8/10/33	10,000	12,393
Verizon Communications Inc.	5.250%	3/16/37	2,845	3,799
Verizon Communications Inc.	4.812%	3/15/39	20,605	26,170
Verizon Communications Inc.	4.862%	8/21/46	14,990	20,222
Verizon Communications Inc.	4.000%	3/22/50	11,970	14,946
Verizon Communications Inc.	5.012%	8/21/54	510	737
Verizon Communications Inc.	4.672%	3/15/55	47,540	63,714
ViacomCBS Inc.	4.900%	8/15/44	2,596	2,633
Vodafone Group plc	5.250%	5/30/48	2,090	2,616
Walt Disney Co.	6.200%	12/15/34	3,326	4,721
Walt Disney Co.	6.400%	12/15/35	17,218	24,716
Walt Disney Co.	6.650%	11/15/37	2,650	3,934
Walt Disney Co.	4.625%	3/23/40	11,720	14,551
Walt Disney Co.	4.750%	9/15/44	5,474	6,935
Walt Disney Co.	3.000%	7/30/46	3,837	3,878
Walt Disney Co.	2.750%	9/1/49	74,635	71,859
Walt Disney Co.	4.700%	3/23/50	700	924
Walt Disney Co.	7.550%	7/15/93	15,662	17,666

Consumer Cyclical (6.6%)
6 1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	119	120
6 1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	140	135
6 1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	270	263
Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	35,416
Alibaba Group Holding Ltd.	4.200%	12/6/47	21,815	26,244
Alibaba Group Holding Ltd.	4.400%	12/6/57	25,180	31,366
6 Allison Transmission Inc.	5.000%	10/1/24	20	19
6 Allison Transmission Inc.	4.750%	10/1/27	291	270
Amazon.com Inc.	4.800%	12/5/34	8,154	10,981
Amazon.com Inc.	3.875%	8/22/37	45,000	55,138
1 Amazon.com Inc.	4.950%	12/5/44	6,000	8,467
Amazon.com Inc.	4.050%	8/22/47	96,275	125,146
Amazon.com Inc.	4.250%	8/22/57	49,348	67,212
6 Asbury Automotive Group Inc.	4.500%	3/1/28	99	82
6 Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	50	51
6 Carnival Corp.	11.500%	4/1/23	145	152
6 Churchill Downs Inc.	5.500%	4/1/27	305	291
6 Churchill Downs Inc.	4.750%	1/15/28	225	207
Costco Wholesale Corp.	1.750%	4/20/32	13,995	13,928
Dollar General Corp.	4.125%	4/3/50	1,250	1,462
6 Eagle Intermediate Global Holding BV / Ruyi
US Finance LLC	7.500%	5/1/25	80	46
6 Expedia Group Inc.	6.250%	5/1/25	300	306
6 Expedia Group Inc.	7.000%	5/1/25	80	82
Ford Motor Co.	8.500%	4/21/23	110	109
Ford Motor Co.	5.291%	12/8/46	80	53
Ford Motor Credit Co. LLC	2.979%	8/3/22	55	50
Ford Motor Credit Co. LLC	3.087%	1/9/23	155	140

Ford Motor Credit Co. LLC	3.815%	11/2/27	60	47
Goodyear Tire & Rubber Co.	4.875%	3/15/27	215	185
6 Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	25	25
Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	45	44
6 Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	55	56
Home Depot Inc.	5.875%	12/16/36	40,370	58,260
Home Depot Inc.	3.300%	4/15/40	4,660	5,072
Home Depot Inc.	5.400%	9/15/40	947	1,308
Home Depot Inc.	5.950%	4/1/41	18,480	27,374
Home Depot Inc.	4.200%	4/1/43	6,035	7,258
Home Depot Inc.	4.875%	2/15/44	60,115	78,544
Home Depot Inc.	4.400%	3/15/45	12,900	16,217
Home Depot Inc.	4.250%	4/1/46	20,015	24,828
Home Depot Inc.	3.900%	6/15/47	24,950	29,412
Home Depot Inc.	4.500%	12/6/48	22,560	29,270
Home Depot Inc.	3.125%	12/15/49	2,450	2,594
Home Depot Inc.	3.350%	4/15/50	7,180	7,910
Home Depot Inc.	3.500%	9/15/56	7,632	8,606
6 Hyundai Capital America	6.375%	4/8/30	5,500	5,926
Lennar Corp.	4.750%	5/30/25	80	82
Lennar Corp.	5.250%	6/1/26	142	147
6 Levi Strauss & Co.	5.000%	5/1/25	55	55
6 Live Nation Entertainment Inc.	5.625%	3/15/26	29	26
6 Live Nation Entertainment Inc.	4.750%	10/15/27	120	102
Lowe's Cos. Inc.	3.700%	4/15/46	39,425	42,435
Marriott International Inc.	5.750%	5/1/25	360	373
Mastercard Inc.	3.950%	2/26/48	25,075	31,649
Mastercard Inc.	3.650%	6/1/49	2,422	2,940
Mastercard Inc.	3.850%	3/26/50	6,150	7,674
6 Mattamy Group Corp.	4.625%	3/1/30	55	49
McDonald's Corp.	4.450%	9/1/48	10,000	12,251
McDonald's Corp.	3.625%	9/1/49	6,000	6,564
McDonald's Corp.	4.200%	4/1/50	3,000	3,553
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	5.625%	5/1/24	142	144
MGM Growth Properties Operating
Partnership LP / MGP Finance Co-Issuer
Inc.	4.500%	9/1/26	385	366
6 NCL Corp. Ltd.	3.625%	12/15/24	45	29
NIKE Inc.	3.250%	3/27/40	9,055	9,778
NIKE Inc.	3.625%	5/1/43	30,604	34,821
NIKE Inc.	3.875%	11/1/45	23,710	28,271
NIKE Inc.	3.375%	11/1/46	19,840	21,896
NIKE Inc.	3.375%	3/27/50	10,695	11,911
6 Nordstrom Inc.	8.750%	5/15/25	50	54
6 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	185	157
PulteGroup Inc.	5.500%	3/1/26	280	298
PulteGroup Inc.	5.000%	1/15/27	75	78
Target Corp.	7.000%	1/15/38	1,050	1,677
Target Corp.	4.000%	7/1/42	473	592
Target Corp.	3.625%	4/15/46	663	790
6 Vail Resorts Inc.	6.250%	5/15/25	165	171
Visa Inc.	4.150%	12/14/35	20,145	25,341
Visa Inc.	2.700%	4/15/40	2,500	2,601
Visa Inc.	4.300%	12/14/45	35,986	47,520

Visa Inc.	3.650%	9/15/47	35,820	43,424
Walmart Inc.	3.950%	6/28/38	96,757	120,326
Walmart Inc.	5.625%	4/1/40	1,840	2,736
Walmart Inc.	4.875%	7/8/40	1,944	2,668
Walmart Inc.	5.000%	10/25/40	1,610	2,245
Walmart Inc.	5.625%	4/15/41	3,695	5,514
Walmart Inc.	4.000%	4/11/43	1,326	1,663
Walmart Inc.	3.625%	12/15/47	64,145	78,610
Walmart Inc.	4.050%	6/29/48	38,245	49,691
Walmart Inc.	2.950%	9/24/49	9,518	10,630

Consumer Noncyclical (12.9%)
Abbott Laboratories	4.750%	11/30/36	19,130	24,814
Abbott Laboratories	4.900%	11/30/46	26,150	36,481
6 AbbVie Inc.	4.050%	11/21/39	14,445	15,874
AbbVie Inc.	4.875%	11/14/48	358	442
6 AbbVie Inc.	4.250%	11/21/49	12,175	13,980
Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	7,962
Advocate Health & Hospitals Corp.	3.387%	10/15/49	8,935	9,047
Allina Health System	3.887%	4/15/49	3,569	4,008
Amgen Inc.	3.150%	2/21/40	1,250	1,322
Amgen Inc.	3.375%	2/21/50	32,715	35,559
Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	512
Anheuser-Busch Cos. LLC \ Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	48,510	53,928
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	21,400	21,786
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	8,395	9,037
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	18,672
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	9,410	10,258
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	16,330	16,577
Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	14,065	15,691
Aramark Services Inc.	4.750%	6/1/26	125	119
6 Aramark Services Inc.	5.000%	2/1/28	104	100
Archer-Daniels-Midland Co.	4.500%	3/15/49	28,749	37,835
Ascension Health	3.106%	11/15/39	3,000	3,047
BAT Capital Corp.	4.390%	8/15/37	1,375	1,408
BAT Capital Corp.	4.540%	8/15/47	1,535	1,598
BAT Capital Corp.	5.282%	4/2/50	2,500	2,857
6 Bausch Health Cos Inc.	6.500%	3/15/22	90	92
6 Bausch Health Cos. Inc.	5.500%	11/1/25	50	51
6 Bausch Health Cos. Inc.	5.750%	8/15/27	85	89
6 Bausch Health Cos. Inc.	7.000%	1/15/28	156	162
6 Bausch Health Cos. Inc.	5.000%	1/30/28	55	53
Baxter International Inc.	3.500%	8/15/46	2,115	2,295
Biogen Inc.	3.150%	5/1/50	2,450	2,394
Boston Scientific Corp.	4.700%	3/1/49	1,364	1,698
6 Bristol-Myers Squibb Co.	4.125%	6/15/39	47,137	58,104
Bristol-Myers Squibb Co.	4.500%	3/1/44	3,605	4,935
6 Bristol-Myers Squibb Co.	4.250%	10/26/49	88,695	115,319
6 Cargill Inc.	4.760%	11/23/45	20,000	26,664
5 Carrefour SA	1.000%	5/17/27	1,300	1,441
Cigna Corp.	3.200%	3/15/40	2,000	2,031
Cigna Corp.	4.900%	12/15/48	1,289	1,651
City of Hope	5.623%	11/15/43	1,944	2,652
City of Hope	4.378%	8/15/48	1,671	1,928
Coca-Cola Co.	2.600%	6/1/50	30,500	29,867
Coca-Cola Co.	2.750%	6/1/60	14,000	13,762

5 Colgate-Palmolive Co.	0.875%	11/12/39	565	607
3 CommonSpirit Health	4.350%	11/1/42	16,260	15,661
CVS Health Corp.	4.780%	3/25/38	357	420
CVS Health Corp.	4.125%	4/1/40	8,000	8,943
CVS Health Corp.	4.250%	4/1/50	4,685	5,408
5 Danaher Corp.	2.500%	3/30/30	570	711
DaVita Inc.	5.125%	7/15/24	347	352
DH Europe Finance II Sarl	3.250%	11/15/39	2,500	2,694
Diageo Capital plc	2.125%	4/29/32	4,425	4,426
Dignity Health	4.500%	11/1/42	11,425	11,845
Dignity Health	5.267%	11/1/64	758	793
Eli Lilly & Co.	3.950%	3/15/49	20,330	25,824
Eli Lilly & Co.	4.150%	3/15/59	16,245	22,266
Eli Lilly & Co.	2.250%	5/15/50	48,255	46,701
Encompass Health Corp.	4.500%	2/1/28	104	104
Estee Lauder Cos. Inc.	3.125%	12/1/49	23,964	24,491
Gilead Sciences Inc.	4.600%	9/1/35	20,416	26,358
Gilead Sciences Inc.	5.650%	12/1/41	8,686	12,331
Gilead Sciences Inc.	4.800%	4/1/44	29,545	39,138
Gilead Sciences Inc.	4.500%	2/1/45	36,730	47,348
Gilead Sciences Inc.	4.750%	3/1/46	25,040	34,015
Gilead Sciences Inc.	4.150%	3/1/47	45,050	57,550
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	58,179
HCA Inc.	5.375%	2/1/25	255	274
HCA Inc.	5.375%	9/1/26	80	87
HCA Inc.	3.500%	9/1/30	90	86
HCA Inc.	5.250%	6/15/49	817	970
Hershey Co.	3.125%	11/15/49	25,500	27,437
6 Hill-Rom Holdings Inc.	4.375%	9/15/27	294	301
Johnson & Johnson	3.550%	3/1/36	47,310	55,817
Johnson & Johnson	3.625%	3/3/37	53,652	64,434
Johnson & Johnson	3.400%	1/15/38	43,125	50,823
Johnson & Johnson	3.700%	3/1/46	26,329	33,037
Johnson & Johnson	3.750%	3/3/47	19,856	25,368
Kaiser Foundation Hospitals	4.875%	4/1/42	9,920	13,127
Kaiser Foundation Hospitals	4.150%	5/1/47	14,564	17,707
Kimberly-Clark Corp.	6.625%	8/1/37	4,800	7,336
Kimberly-Clark Corp.	3.200%	7/30/46	19,400	21,502
Kimberly-Clark Corp.	2.875%	2/7/50	20,685	22,000
6 Kraft Heinz Foods Co.	3.750%	4/1/30	90	91
Kroger Co.	3.950%	1/15/50	2,000	2,238
6 Lamb Weston Holdings Inc.	4.625%	11/1/24	80	82
6 Lamb Weston Holdings Inc.	4.875%	11/1/26	210	211
3 Mayo Clinic	3.774%	11/15/43	11,795	13,180
McKesson Corp.	4.883%	3/15/44	1,450	1,744
Mead Johnson Nutrition Co.	4.600%	6/1/44	3,571	4,463
Medtronic Inc.	4.375%	3/15/35	28,178	35,596
Medtronic Inc.	4.625%	3/15/45	13,809	18,663
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	937
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,355	2,932
Merck & Co. Inc.	3.900%	3/7/39	30,000	36,932
Merck & Co. Inc.	3.600%	9/15/42	4,900	6,028
Merck & Co. Inc.	4.150%	5/18/43	2,385	3,052
Merck & Co. Inc.	3.700%	2/10/45	75,455	90,753
Merck & Co. Inc.	4.000%	3/7/49	26,229	34,289
3 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	2,225	2,241
6 Nestle Holdings Inc.	3.900%	9/24/38	49,785	60,489

6 Nestle Holdings Inc.	4.000%	9/24/48	23,255	29,390
New York & Presbyterian Hospital	4.063%	8/1/56	3,743	4,256
New York & Presbyterian Hospital	4.763%	8/1/16	5,250	5,981
Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,100
Northwell Healthcare Inc.	3.979%	11/1/46	1,944	1,889
Northwell Healthcare Inc.	4.260%	11/1/47	947	989
Northwell Healthcare Inc.	3.809%	11/1/49	16,089	15,313
Novartis Capital Corp.	4.400%	5/6/44	24,840	33,572
Novartis Capital Corp.	2.750%	8/14/50	19,960	21,546
NYU Langone Hospitals	4.784%	7/1/44	1,944	2,246
Partners Healthcare System Inc.	3.192%	7/1/49	5,000	5,266
Partners Healthcare System Inc.	3.342%	7/1/60	33,000	34,818
PeaceHealth Obligated Group	4.787%	11/15/48	6,015	7,882
PepsiCo Inc.	4.000%	3/5/42	2,038	2,521
PepsiCo Inc.	3.600%	8/13/42	947	1,112
PepsiCo Inc.	4.450%	4/14/46	31,574	41,665
PepsiCo Inc.	3.450%	10/6/46	40,155	45,693
PepsiCo Inc.	4.000%	5/2/47	22,185	27,623
PepsiCo Inc.	3.375%	7/29/49	22,294	25,273
PepsiCo Inc.	2.875%	10/15/49	12,285	13,037
PepsiCo Inc.	3.875%	3/19/60	2,415	2,977
6 Performance Food Group Inc.	6.875%	5/1/25	80	81
6 Performance Food Group Inc.	5.500%	10/15/27	250	236
Pfizer Inc.	4.100%	9/15/38	34,780	43,222
Pfizer Inc.	3.900%	3/15/39	34,185	41,696
Pfizer Inc.	7.200%	3/15/39	34,632	57,714
Pfizer Inc.	4.300%	6/15/43	7,780	9,997
Pfizer Inc.	4.400%	5/15/44	8,615	11,305
Pfizer Inc.	4.125%	12/15/46	15,541	19,738
Pfizer Inc.	4.200%	9/15/48	24,916	33,048
Pfizer Inc.	4.000%	3/15/49	16,334	21,417
Philip Morris International Inc.	6.375%	5/16/38	5,802	8,303
Philip Morris International Inc.	4.375%	11/15/41	2,891	3,286
Philip Morris International Inc.	3.875%	8/21/42	10,120	11,006
Philip Morris International Inc.	4.125%	3/4/43	20,170	22,233
Philip Morris International Inc.	4.875%	11/15/43	22,345	27,484
Philip Morris International Inc.	4.250%	11/10/44	20,675	23,970
6 Post Holdings Inc.	5.750%	3/1/27	105	107
6 Post Holdings Inc.	4.625%	4/15/30	55	54
Procter & Gamble Co.	3.550%	3/25/40	3,000	3,589
Procter & Gamble Co.	3.500%	10/25/47	20,060	24,789
Procter & Gamble Co.	3.600%	3/25/50	2,860	3,600
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	4,605	4,780
6 SC Johnson & Son Inc.	4.000%	5/15/43	28,110	31,746
6 SC Johnson & Son Inc.	4.750%	10/15/46	1,940	2,449
6 Tenet Healthcare Corp.	4.625%	9/1/24	20	20
6 Tenet Healthcare Corp.	7.500%	4/1/25	15	16
6 Tenet Healthcare Corp.	4.875%	1/1/26	192	190
6 Tenet Healthcare Corp.	5.125%	11/1/27	155	152
5 Unilever plc	1.500%	6/11/39	850	1,038
Wyeth LLC	6.500%	2/1/34	1,240	1,840
Wyeth LLC	5.950%	4/1/37	53,438	77,580

Energy (2.6%)
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	3,837	3,235

BP Capital Markets America Inc.	3.000%	2/24/50	600	569
5 BP Capital Markets plc	1.104%	11/15/34	450	438
6 Cameron LNG LLC	3.701%	1/15/39	1,300	1,272
Cenovus Energy Inc.	3.000%	8/15/22	100	88
ConocoPhillips	7.000%	3/30/29	5,830	6,536
ConocoPhillips	5.900%	10/15/32	1,326	1,750
ConocoPhillips	6.500%	2/1/39	34,532	49,572
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	1,420	1,824
ConocoPhillips Co.	4.300%	11/15/44	2,000	2,343
ConocoPhillips Co.	5.950%	3/15/46	14,675	19,741
6 Endeavor Energy Resources LP / EER
Finance Inc.	5.750%	1/30/28	150	131
EOG Resources Inc.	4.950%	4/15/50	8,330	9,965
EQT Corp.	3.000%	10/1/22	160	150
Exxon Mobil Corp.	2.995%	8/16/39	6,678	6,576
Exxon Mobil Corp.	4.227%	3/19/40	26,210	30,827
Exxon Mobil Corp.	3.567%	3/6/45	7,700	8,277
Exxon Mobil Corp.	4.114%	3/1/46	32,010	37,419
Exxon Mobil Corp.	4.327%	3/19/50	48,740	59,243
Exxon Mobil Corp.	3.452%	4/15/51	31,835	34,580
6 MEG Energy Corp.	6.500%	1/15/25	93	75
Occidental Petroleum Corp.	2.600%	8/13/21	110	103
Occidental Petroleum Corp.	2.700%	8/15/22	120	104
Shell International Finance BV	4.125%	5/11/35	30,406	35,150
Shell International Finance BV	6.375%	12/15/38	2,121	3,049
Shell International Finance BV	5.500%	3/25/40	13,990	18,501
Shell International Finance BV	4.550%	8/12/43	18,195	21,251
Shell International Finance BV	4.375%	5/11/45	46,905	54,340
Shell International Finance BV	4.000%	5/10/46	30,177	33,967
Shell International Finance BV	3.750%	9/12/46	44,355	47,365
Shell International Finance BV	3.125%	11/7/49	5,000	5,041
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	158	143
Total Capital International SA	3.461%	7/12/49	500	524
TransCanada PipeLines Ltd.	6.100%	6/1/40	15,775	19,132
Western Midstream Operating LP	4.050%	2/1/30	180	164
WPX Energy Inc.	4.500%	1/15/30	100	82

Other Industrial (0.7%)
3 American University	3.672%	4/1/49	2,563	2,797
Bowdoin College	4.693%	7/1/12	2,500	2,879
Georgetown University	4.315%	4/1/49	6,995	8,412
Georgetown University	2.943%	4/1/50	15,535	14,510
Georgetown University	5.215%	10/1/18	940	1,370
3 Johns Hopkins University	2.813%	1/1/60	2,690	2,835
3 Massachusetts Institute of Technology	3.959%	7/1/38	24,140	30,496
Massachusetts Institute of Technology	5.600%	7/1/11	1,042	1,749
President & Fellows of Harvard College	4.875%	10/15/40	750	1,024
President & Fellows of Harvard College	3.150%	7/15/46	17,450	19,981
6 President & Fellows of Harvard College
Massachusetts GO	6.500%	1/15/39	3,710	5,825
3 University of Chicago	2.761%	4/1/45	11,735	11,835
University of Pennsylvania	3.610%	2/15/19	20,230	23,822
3 William Marsh Rice University	2.598%	5/15/50	3,775	3,928

Technology (11.9%)
Apple Inc.	4.500%	2/23/36	5,000	6,359

Apple Inc.	3.850%	5/4/43	53,204	64,395
Apple Inc.	3.450%	2/9/45	38,360	44,087
Apple Inc.	4.375%	5/13/45	47,166	61,422
Apple Inc.	4.650%	2/23/46	40,667	55,079
Apple Inc.	3.850%	8/4/46	40,245	48,938
Apple Inc.	4.250%	2/9/47	39,099	51,053
Apple Inc.	3.750%	11/13/47	26,986	32,419
Apple Inc.	2.950%	9/11/49	29,025	31,045
Applied Materials Inc.	5.100%	10/1/35	95	130
Applied Materials Inc.	4.350%	4/1/47	1,775	2,297
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	55	56
CDW LLC / CDW Finance Corp.	5.000%	9/1/25	45	46
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	217	216
Cisco Systems Inc.	5.900%	2/15/39	28,465	42,178
Cisco Systems Inc.	5.500%	1/15/40	16,122	23,165
6 CommScope Finance LLC	5.500%	3/1/24	20	20
6 CommScope Finance LLC	8.250%	3/1/27	120	115
6 CommScope Inc.	6.000%	3/1/26	105	105
7 Fidelity National Information Services Inc.	2.250%	12/3/29	1,100	1,402
Intel Corp.	4.600%	3/25/40	5,000	6,528
Intel Corp.	4.100%	5/19/46	18,330	22,891
Intel Corp.	4.100%	5/11/47	34,841	43,757
Intel Corp.	3.734%	12/8/47	56,122	66,776
Intel Corp.	3.250%	11/15/49	45,560	50,591
Intel Corp.	4.750%	3/25/50	3,500	4,875
Intel Corp.	3.100%	2/15/60	26,905	28,651
Intel Corp.	4.950%	3/25/60	2,475	3,515
International Business Machines Corp.	4.150%	5/15/39	104,215	123,346
International Business Machines Corp.	4.000%	6/20/42	10,633	12,644
International Business Machines Corp.	4.250%	5/15/49	89,470	109,430
8 International Business Machines Corp.	2.950%	5/15/50	6,715	6,659
Lam Research Corp.	2.875%	6/15/50	6,795	6,777
Microsoft Corp.	3.500%	2/12/35	7,688	9,155
Microsoft Corp.	3.450%	8/8/36	36,770	42,902
Microsoft Corp.	4.100%	2/6/37	53,155	66,024
Microsoft Corp.	4.500%	10/1/40	3,743	4,942
Microsoft Corp.	5.300%	2/8/41	1,420	2,074
Microsoft Corp.	3.500%	11/15/42	1,657	1,949
Microsoft Corp.	3.750%	5/1/43	9,947	12,059
Microsoft Corp.	4.875%	12/15/43	473	659
Microsoft Corp.	3.750%	2/12/45	77,054	93,949
Microsoft Corp.	4.450%	11/3/45	70,491	95,122
Microsoft Corp.	3.700%	8/8/46	85,523	104,381
Microsoft Corp.	4.250%	2/6/47	73,374	97,683
Microsoft Corp.	4.000%	2/12/55	10,075	13,204
Microsoft Corp.	4.750%	11/3/55	38,090	56,029
Microsoft Corp.	3.950%	8/8/56	46,076	60,449
Microsoft Corp.	4.500%	2/6/57	4,689	6,769
6 NCR Corp.	8.125%	4/15/25	25	26
NVIDIA Corp.	3.500%	4/1/40	17,520	19,645
NVIDIA Corp.	3.500%	4/1/50	15,085	17,210
NVIDIA Corp.	3.700%	4/1/60	3,425	4,042
Oracle Corp.	4.300%	7/8/34	3,000	3,658
Oracle Corp.	3.850%	7/15/36	5,250	6,060
Oracle Corp.	3.800%	11/15/37	34,500	39,245
Oracle Corp.	6.500%	4/15/38	47,155	70,819
Oracle Corp.	6.125%	7/8/39	12,073	17,622

Oracle Corp.	3.600%	4/1/40	43,795	49,188
Oracle Corp.	5.375%	7/15/40	46,418	63,015
Oracle Corp.	4.125%	5/15/45	32,856	39,240
Oracle Corp.	4.000%	7/15/46	81,361	96,021
Oracle Corp.	4.000%	11/15/47	49,655	57,791
Oracle Corp.	3.600%	4/1/50	11,615	13,115
Oracle Corp.	4.375%	5/15/55	25,000	31,574
Oracle Corp.	3.850%	4/1/60	31,040	35,830
6 Qorvo Inc.	4.375%	10/15/29	175	174
QUALCOMM Inc.	4.650%	5/20/35	1,648	2,099
QUALCOMM Inc.	4.800%	5/20/45	12,300	15,704
QUALCOMM Inc.	4.300%	5/20/47	60,300	74,214
6 Sabre GLBL Inc.	9.250%	4/15/25	75	79
6 SS&C Technologies Inc.	5.500%	9/30/27	130	134
6 Tencent Holdings Ltd.	3.925%	1/19/38	33,420	37,110
Texas Instruments Inc.	3.875%	3/15/39	5,056	6,094
Western Digital Corp.	4.750%	2/15/26	214	219

Transportation (2.4%)
6 Air Canada	7.750%	4/15/21	150	147
Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,360
Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	20,840
Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	30,283
Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	49,586
Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	13,689
Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	680
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	23,444
Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	54,119
Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	14,843
Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,359
Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	14,478
Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,766
Burlington Northern Santa Fe LLC	4.150%	12/15/48	16,290	19,849
Burlington Northern Santa Fe LLC	3.550%	2/15/50	29,445	33,283
Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,410	6,646
Canadian National Railway Co.	3.200%	8/2/46	1,000	1,160
Canadian National Railway Co.	3.650%	2/3/48	28,169	33,857
Canadian National Railway Co.	4.450%	1/20/49	13,410	18,031
Canadian National Railway Co.	2.450%	5/1/50	7,405	7,218
6 Cargo Aircraft Management Inc.	4.750%	2/1/28	100	93
6 Delta Air Lines Inc.	7.000%	5/1/25	385	396
FedEx Corp.	5.250%	5/15/50	11,120	13,346
3 JetBlue 2019-1 Class AA Pass Through Trust	2.750%	5/15/32	1,430	1,244
Norfolk Southern Corp.	4.100%	5/15/49	2,891	3,445
8 Norfolk Southern Corp.	3.050%	5/15/50	9,710	9,687
Union Pacific Corp.	3.250%	2/5/50	12,085	12,421
Union Pacific Corp.	4.375%	11/15/65	20,655	24,361
Union Pacific Corp.	4.100%	9/15/67	15,550	17,660
Union Pacific Corp.	3.750%	2/5/70	2,160	2,332
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	1,944	1,671
United Parcel Service Inc.	6.200%	1/15/38	4,311	6,272
United Parcel Service Inc.	4.875%	11/15/40	2,700	3,530
United Parcel Service Inc.	3.625%	10/1/42	5,820	6,507
United Parcel Service Inc.	3.400%	9/1/49	3,837	4,258

9,018,912

Utilities (15.2%)
Electric (14.6%)
AEP Texas Inc.	3.800%	10/1/47	2,455	2,790
AEP Texas Inc.	4.150%	5/1/49	947	1,122
AEP Transmission Co. LLC	4.000%	12/1/46	2,575	3,137
AEP Transmission Co. LLC	3.750%	12/1/47	33,643	39,603
AEP Transmission Co. LLC	4.250%	9/15/48	5,580	7,049
AEP Transmission Co. LLC	3.800%	6/15/49	2,057	2,462
AEP Transmission Co. LLC	3.650%	4/1/50	4,500	5,383
Alabama Power Co.	6.000%	3/1/39	7,535	10,481
Alabama Power Co.	5.500%	3/15/41	26,874	35,491
Alabama Power Co.	5.200%	6/1/41	14,920	18,447
Alabama Power Co.	3.850%	12/1/42	1,065	1,239
Alabama Power Co.	3.750%	3/1/45	22,325	25,623
Alabama Power Co.	4.300%	7/15/48	5,285	6,563
Alabama Power Co.	3.450%	10/1/49	6,944	7,702
Ameren Illinois Co.	3.700%	12/1/47	10,000	11,783
Ameren Illinois Co.	4.500%	3/15/49	26,150	34,497
Appalachian Power Co.	6.700%	8/15/37	32,970	43,501
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,165	1,659
Baltimore Gas & Electric Co.	4.250%	9/15/48	26,475	33,150
Baltimore Gas & Electric Co.	3.200%	9/15/49	1,944	2,100
Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	16,343
Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,891	4,037
Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	33,785
Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	55,373
6 Berkshire Hathaway Energy Co.	4.250%	10/15/50	5,885	7,483
6 Calpine Corp.	4.500%	2/15/28	210	203
6 Calpine Corp.	5.125%	3/15/28	185	180
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,400	4,332
6 Clearway Energy Operating LLC	4.750%	3/15/28	100	102
Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,351
Commonwealth Edison Co.	3.800%	10/1/42	20,733	24,122
Commonwealth Edison Co.	4.600%	8/15/43	15,205	19,497
Commonwealth Edison Co.	4.700%	1/15/44	15,891	21,078
Commonwealth Edison Co.	3.700%	3/1/45	17,765	20,642
Commonwealth Edison Co.	4.350%	11/15/45	11,060	14,005
Commonwealth Edison Co.	3.650%	6/15/46	11,553	13,549
Commonwealth Edison Co.	4.000%	3/1/48	8,765	10,724
Commonwealth Edison Co.	4.000%	3/1/49	13,485	16,698
Connecticut Light & Power Co.	6.350%	6/1/36	14,382	20,194
Connecticut Light & Power Co.	4.300%	4/15/44	890	1,107
Connecticut Light & Power Co.	4.150%	6/1/45	8,445	10,435
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	869
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	12,828
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,233
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	13,927
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,565
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	7,947	10,852
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	12,578
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	10,081
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	47,016	57,583
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	7,186
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,000	2,286
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,157
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,000	1,276
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	6,192

Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	16,725	19,991
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	17,545	21,465
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	13,947	17,625
Consumers Energy Co.	3.750%	2/15/50	1,944	2,427
Consumers Energy Co.	3.100%	8/15/50	31,227	35,396
8 Consumers Energy Co.	2.500%	5/1/60	1,350	1,314
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	16,720
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	4,108
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,932
DTE Electric Co.	3.700%	3/15/45	1,911	2,228
DTE Electric Co.	4.050%	5/15/48	947	1,192
DTE Electric Co.	2.950%	3/1/50	2,235	2,391
Duke Energy Carolinas LLC	6.450%	10/15/32	758	1,057
Duke Energy Carolinas LLC	6.100%	6/1/37	32,973	46,930
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	12,175
Duke Energy Carolinas LLC	4.250%	12/15/41	16,200	19,952
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	50,369
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,953
Duke Energy Carolinas LLC	3.200%	8/15/49	20,922	23,325
Duke Energy Florida LLC	6.350%	9/15/37	758	1,106
Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,689
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,267
Duke Energy Indiana LLC	6.120%	10/15/35	5,614	7,875
Duke Energy Indiana LLC	6.350%	8/15/38	775	1,117
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,486
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	14,771
Duke Energy Indiana LLC	4.900%	7/15/43	28,514	37,685
Duke Energy Ohio Inc.	3.700%	6/15/46	9,825	11,234
Duke Energy Ohio Inc.	4.300%	2/1/49	2,784	3,544
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,728
Duke Energy Progress LLC	4.100%	3/15/43	23,186	27,851
Duke Energy Progress LLC	4.150%	12/1/44	29,945	36,365
Duke Energy Progress LLC	4.200%	8/15/45	22,105	27,479
Duke Energy Progress LLC	3.700%	10/15/46	27,000	31,504
Entergy Louisiana LLC	3.120%	9/1/27	322	345
Entergy Louisiana LLC	4.000%	3/15/33	651	782
Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,142
Entergy Louisiana LLC	4.200%	4/1/50	3,000	3,875
Entergy Louisiana LLC	2.900%	3/15/51	3,600	3,819
Entergy Texas Inc.	3.550%	9/30/49	1,915	2,215
FirstEnergy Corp.	3.400%	3/1/50	720	757
Florida Power & Light Co.	5.960%	4/1/39	947	1,419
Florida Power & Light Co.	5.690%	3/1/40	663	974
Florida Power & Light Co.	5.250%	2/1/41	21,109	29,335
Florida Power & Light Co.	4.125%	2/1/42	9,000	11,363
Florida Power & Light Co.	3.800%	12/15/42	22,370	27,061
Florida Power & Light Co.	3.950%	3/1/48	1,944	2,476
Florida Power & Light Co.	3.990%	3/1/49	2,891	3,744
Florida Power & Light Co.	3.150%	10/1/49	1,944	2,240
Georgia Power Co.	4.750%	9/1/40	33,945	41,297
Georgia Power Co.	4.300%	3/15/42	11,774	13,690
Georgia Power Co.	3.700%	1/30/50	7,495	8,349
7 innogy Finance BV	4.750%	1/31/34	500	826
3 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,819	25,897
Kentucky Utilities Co.	5.125%	11/1/40	947	1,251
Kentucky Utilities Co.	4.650%	11/15/43	947	1,169
Kentucky Utilities Co.	4.375%	10/1/45	18,000	22,281

Louisville Gas & Electric Co.	4.250%	4/1/49	18,994	23,529
6 Massachusetts Electric Co.	4.004%	8/15/46	10,890	12,331
MidAmerican Energy Co.	5.800%	10/15/36	473	660
MidAmerican Energy Co.	4.800%	9/15/43	27,525	36,732
MidAmerican Energy Co.	4.250%	5/1/46	24,721	31,640
MidAmerican Energy Co.	4.250%	7/15/49	15,510	20,574
MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,148
6 Monongahela Power Co.	5.400%	12/15/43	15,640	21,150
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,000	1,477
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	2,100	2,383
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	13,955	17,946
Nevada Power Co.	6.650%	4/1/36	5,830	8,385
Nevada Power Co.	5.375%	9/15/40	16,430	20,285
Nevada Power Co.	5.450%	5/15/41	21,620	28,546
Nevada Power Co.	3.125%	8/1/50	1,870	1,973
Northern States Power Co.	6.250%	6/1/36	780	1,127
Northern States Power Co.	6.200%	7/1/37	27,844	40,521
Northern States Power Co.	5.350%	11/1/39	758	1,042
Northern States Power Co.	4.000%	8/15/45	805	991
Northern States Power Co.	3.600%	9/15/47	9,675	11,388
Northern States Power Co.	4.200%	9/1/48	12,250	14,644
NRG Energy Inc.	7.250%	5/15/26	99	107
Oglethorpe Power Corp.	4.200%	12/1/42	16,677	18,049
Ohio Power Co.	4.000%	6/1/49	4,784	5,989
Oklahoma Gas & Electric Co.	4.550%	3/15/44	473	571
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,231	1,845
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,318
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,104	4,186
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	8,028
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	8,639
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	21,005
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,783
PacifiCorp	5.250%	6/15/35	1,232	1,641
PacifiCorp	6.100%	8/1/36	14,920	20,479
PacifiCorp	6.250%	10/15/37	7,773	11,135
PacifiCorp	6.350%	7/15/38	35,944	51,962
PacifiCorp	6.000%	1/15/39	32,206	45,093
PacifiCorp	4.100%	2/1/42	19,700	23,562
PacifiCorp	4.125%	1/15/49	3,837	4,800
PacifiCorp	4.150%	2/15/50	44,426	56,292
PacifiCorp	3.300%	3/15/51	4,955	5,540
PECO Energy Co.	4.800%	10/15/43	10,365	13,300
PECO Energy Co.	4.150%	10/1/44	396	488
PECO Energy Co.	3.700%	9/15/47	15,500	18,345
PECO Energy Co.	3.900%	3/1/48	27,241	33,357
Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,678
Potomac Electric Power Co.	7.900%	12/15/38	142	215
Potomac Electric Power Co.	4.150%	3/15/43	15,519	18,946
PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,986
PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	16,305
PPL Electric Utilities Corp.	5.200%	7/15/41	1,184	1,578
PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	15,320
Public Service Co. of Colorado	6.250%	9/1/37	860	1,289
Public Service Co. of Colorado	3.600%	9/15/42	20,555	23,371

Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,539
Public Service Co. of Colorado	3.800%	6/15/47	570	688
Public Service Co. of Colorado	4.050%	9/15/49	32,010	41,078
Public Service Co. of Colorado	3.200%	3/1/50	2,891	3,313
Public Service Electric & Gas Co.	3.650%	9/1/42	21,083	24,849
Public Service Electric & Gas Co.	3.850%	5/1/49	2,891	3,614
Public Service Electric & Gas Co.	3.200%	8/1/49	1,065	1,223
Puget Sound Energy Inc.	5.483%	6/1/35	189	248
Puget Sound Energy Inc.	6.274%	3/15/37	473	655
Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,441
Puget Sound Energy Inc.	5.795%	3/15/40	15,992	22,433
Puget Sound Energy Inc.	4.434%	11/15/41	1,425	1,651
Puget Sound Energy Inc.	4.300%	5/20/45	379	475
Puget Sound Energy Inc.	4.223%	6/15/48	29,820	37,324
Puget Sound Energy Inc.	3.250%	9/15/49	5,595	6,061
San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,505
San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	4,136
Southern California Edison Co.	6.000%	1/15/34	1,642	2,135
Southern California Edison Co.	5.625%	2/1/36	925	1,136
Southern California Edison Co.	5.950%	2/1/38	11,060	14,139
Southern California Edison Co.	4.500%	9/1/40	14,228	16,592
Southern California Edison Co.	3.900%	12/1/41	7,660	7,793
Southern California Edison Co.	4.050%	3/15/42	1,704	1,862
Southern California Edison Co.	3.900%	3/15/43	21,775	23,492
Southern California Edison Co.	4.650%	10/1/43	20,739	24,476
Southern California Edison Co.	3.600%	2/1/45	3,837	4,111
Southern California Edison Co.	4.000%	4/1/47	32,884	36,794
Southern California Edison Co.	4.125%	3/1/48	36,182	40,972
Southern California Edison Co.	3.650%	2/1/50	20,870	22,706
Southern Co.	4.400%	7/1/46	590	697
Southwestern Public Service Co.	4.500%	8/15/41	23,975	30,056
Southwestern Public Service Co.	3.400%	8/15/46	3,500	3,806
Southwestern Public Service Co.	3.700%	8/15/47	20,540	23,702
Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,644
Tampa Electric Co.	6.150%	5/15/37	12,220	17,241
Union Electric Co.	3.900%	9/15/42	3,326	3,930
Union Electric Co.	4.000%	4/1/48	20,250	24,188
Union Electric Co.	3.250%	10/1/49	3,265	3,607
Virginia Electric & Power Co.	6.000%	5/15/37	57,203	79,014
Virginia Electric & Power Co.	6.350%	11/30/37	1,944	2,784
Virginia Electric & Power Co.	4.450%	2/15/44	12,490	15,635
Virginia Electric & Power Co.	4.000%	11/15/46	8,725	10,666
Virginia Electric & Power Co.	3.800%	9/15/47	29,319	35,069
Virginia Electric & Power Co.	4.600%	12/1/48	9,310	12,507
Virginia Electric & Power Co.	3.300%	12/1/49	2,915	3,248
6 Vistra Operations Co. LLC	5.500%	9/1/26	50	51
6 Vistra Operations Co. LLC	5.625%	2/15/27	50	52
6 Vistra Operations Co. LLC	5.000%	7/31/27	225	229
Westar Energy Inc.	4.125%	3/1/42	1,113	1,345
Westar Energy Inc.	4.625%	9/1/43	1,231	1,508
Westar Energy Inc.	3.250%	9/1/49	6,650	7,175
Wisconsin Electric Power Co.	5.625%	5/15/33	521	690
Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,110

Natural Gas (0.5%)
Atmos Energy Corp.	4.150%	1/15/43	1,420	1,708
Atmos Energy Corp.	3.375%	9/15/49	2,891	3,286

6	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	42,606
6	KeySpan Gas East Corp.	5.819%	4/1/41	1,500	2,002
	Sempra Energy	4.000%	2/1/48	2,685	3,027
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,435
	Southern California Gas Co.	4.125%	6/1/48	30,835	38,098
	Southern California Gas Co.	4.300%	1/15/49	14,075	17,638
	Southern California Gas Co.	3.950%	2/15/50	947	1,182

	Other Utility (0.1%)
	American Water Capital Corp.	3.450%	5/1/50	10,630	11,775
					2,972,019
Total Corporate Bonds (Cost $12,982,665)					15,579,178
Sovereign Bonds (1.6%)
6	Banque Ouest Africaine de Developpement	4.700%	10/22/31	670	603
	Bermuda	4.854%	2/6/24	632	660
3	Bermuda	3.717%	1/25/27	2,910	2,896
3	Bermuda	4.750%	2/15/29	1,750	1,830
6	CDP Financial Inc.	5.600%	11/25/39	1,500	2,236
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	200	251
6	Dominican Republic	5.875%	1/30/60	3,700	2,913
6	Emirate of Abu Dhabi	3.125%	9/30/49	16,470	15,717
	Emirate of Abu Dhabi	3.125%	9/30/49	3,350	3,221
6	Emirate of Abu Dhabi	3.875%	4/16/50	15,515	16,407
	Equinor ASA	3.625%	4/6/40	19,225	20,743
	Equinor ASA	4.250%	11/23/41	1,944	2,171
	Equinor ASA	3.950%	5/15/43	35,350	39,132
	Equinor ASA	3.250%	11/18/49	7,750	8,064
	Equinor ASA	3.700%	4/6/50	9,800	10,857
6	Export-Import Bank of India	3.875%	2/1/28	960	943
6	Kingdom of Saudi Arabia	4.500%	4/22/60	8,780	8,540
	MDGH - GMTN BV	3.700%	11/7/49	1,000	964
6	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	3,000	3,207
3	Oriental Republic of Uruguay	5.100%	6/18/50	850	967
5,6 Perusahaan Listrik Negara PT		1.875%	11/5/31	1,690	1,581
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	250	266
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	400	418
6	Petronas Capital Ltd.	4.550%	4/21/50	3,400	3,706
6	Petronas Capital Ltd.	4.800%	4/21/60	11,120	12,853
3	Republic of Chile	2.550%	1/27/32	11,635	11,497
3	Republic of Chile	3.500%	1/25/50	59,702	60,761
	Republic of Colombia	10.375%	1/28/33	1,259	1,794
5	Republic of Croatia	3.000%	3/20/27	300	351
5	Republic of Croatia	1.125%	6/19/29	315	320
	Republic of Indonesia	4.125%	1/15/25	550	573
	Republic of Indonesia	4.450%	4/15/70	3,700	3,710
3	Republic of Panama	4.500%	4/1/56	2,762	3,115
	Republic of Paraguay	5.600%	3/13/48	780	815
3,6 Republic of Paraguay		5.400%	3/30/50	2,500	2,588
	Republic of Peru	4.125%	8/25/27	3,150	3,522
5,6 Republic of Romania		3.375%	1/28/50	2,161	2,010
	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	1,569	1,946
	State of Israel	3.375%	1/15/50	6,160	6,249
	State of Israel	3.875%	7/3/50	22,910	24,994
	State of Israel	4.500%	4/3/20	4,600	5,378

6 State of Qatar	4.400%	4/16/50	18,316	20,693
3 United Mexican States	5.000%	4/27/51	5,000	4,550
Total Sovereign Bonds (Cost $302,056)				316,012
Taxable Municipal Bonds (9.6%)
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.420%	5/1/21	1,000	1,016
Allentown PA Neighborhood Improvement
Zone Development Authority Revenue	5.620%	5/1/22	1,930	1,993
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	43,316	58,278
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.793%	4/1/30	1,579	1,965
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	23,745	36,019
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,355	21,687
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,326	2,211
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	3.552%	4/1/54	8,595	8,989
California GO	2.500%	10/1/29	4,500	4,671
California GO	4.500%	4/1/33	160	185
California GO	7.500%	4/1/34	16,172	25,386
California GO	4.600%	4/1/38	36,195	40,603
California GO	7.550%	4/1/39	34,120	57,221
California GO	7.300%	10/1/39	69,661	110,446
California GO	7.350%	11/1/39	189	302
California GO	7.600%	11/1/40	65,335	112,604
California Institute of Technology	3.650%	9/1/19	3,875	4,023
California Public Works Board Lease Revenue
(Various Capital Projects)	8.361%	10/1/34	1,136	1,768
California State University Systemwide
Revenue	2.975%	11/1/51	27,825	27,616
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	20,485	22,458
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.899%	12/1/40	9,620	12,258
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	43,340	55,174
9 Commonwealth Financing Authority
Pennsylvania Revenue	5.197%	6/1/26	2,417	2,728
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	19,285	20,750
Commonwealth Financing Authority
Pennsylvania Revenue	4.144%	6/1/38	17,060	18,422
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	189	279
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	1,944	2,499
Duke University North Carolina Revenue	5.850%	4/1/37	29,490	37,255
George Washington University	4.300%	9/15/44	2,891	3,414
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	933	1,242
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	337	457
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,420	1,818
Houston TX GO	6.290%	3/1/32	2,092	2,595

	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	10,330	13,582
	Kansas Development Finance Authority
	Revenue	4.727%	4/15/37	2,417	2,877
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	20,480	25,133
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	379	541
	Los Angeles CA Department of Water &
	Power Revenue	6.008%	7/1/39	1,136	1,503
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	15,715	25,262
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	1,849	3,053
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,420
	Los Angeles CA Unified School District GO	5.750%	7/1/34	852	1,130
	Los Angeles CA Unified School District GO	6.758%	7/1/34	31,139	44,312
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	15,020	20,051
	Massachusetts GO	2.813%	9/1/43	40,910	42,137
10	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	11,279	13,346
	New Jersey Turnpike Authority Revenue	3.729%	1/1/36	6,750	7,427
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	947	1,487
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	42,407	64,773
	New York City NY GO	6.271%	12/1/37	550	773
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	12,711	18,777
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	18,114	27,372
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	6,843	10,386
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	663	679
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	32,580	49,813
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	3.430%	8/1/30	14,540	15,229
	New York City NY Transitional Finance
	Authority Future Tax Secured Revenue	5.508%	8/1/37	2,859	3,723
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	54,854	80,190
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	3,833	4,993
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	210	233
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.289%	3/15/33	7,288	8,810
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	8,465	8,808
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	15,919	20,358
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	189	238
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.190%	2/15/43	7,295	6,870
	New York State GO	5.590%	3/1/35	947	1,273

	New York State Thruway Authority	3.500%	1/1/42	10,945	11,003
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.370%	3/15/30	8,405	8,926
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	21,250	23,257
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	22,942	36,367
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	12,300	16,605
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	17,635	21,104
11	Oregon School Boards Association GO	4.759%	6/30/28	947	1,042
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	13,763	17,688
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	10,176	13,393
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	15,253	20,101
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	5,000	5,388
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	25,005	31,886
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	35,940	44,520
	Port Authority of New York & New Jersey
	Revenue	3.287%	8/1/69	29,094	26,768
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	48,580	59,264
	Sacramento CA Municipal Utility District
	Revenue	6.156%	5/15/36	857	1,160
	Sales Tax Securitization Corp. Illinois
	Revenue	4.637%	1/1/40	15,870	18,102
	Sales Tax Securitization Corp. Illinois
	Revenue	3.587%	1/1/43	36,460	35,825
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	4,990	5,655
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	10,450	14,585
	San Antonio TX Electric & Gas Systems
	Revenue	4.427%	2/1/42	1,326	1,576
	San Diego County CA Regional Airport
	Authority Revenue	5.594%	7/1/43	758	834
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,167
	Sonoma County CA Pension Obligation
	Revenue	6.000%	12/1/29	453	548
	Texas Private Activity Surface Transportation
	Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	4,150	4,210
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	20,688	31,412
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	8,417	12,732
	University of California Revenue	4.601%	5/15/31	2,142	2,540
	University of California Revenue	5.770%	5/15/43	473	665
	University of California Revenue	3.931%	5/15/45	17,840	20,129
	University of California Revenue	4.858%	5/15/12	32,223	43,717
	University of California Revenue	4.767%	5/15/15	14,875	19,677

University of North Carolina University System
Revenue	3.327%	12/1/36	6,730	7,411
University of Pittsburgh-of the Commonwealth
System of Higher Education	3.555%	9/15/19	14,400	14,609
University of Texas System Revenue
Financing System Revenue	5.262%	7/1/39	11,500	16,163
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	8,915	11,729
University of Virginia Revenue	3.227%	9/1/19	35,640	33,203
Washington GO	5.481%	8/1/39	852	1,161
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	3,364	3,647
9 Wisconsin GO	5.700%	5/1/26	1,828	2,061
Total Taxable Municipal Bonds (Cost $1,509,486)				1,868,721
			Shares
Temporary Cash Investments (3.1%)
Money Market Fund (0.9%)
12 Vanguard Market Liquidity Fund	0.522%		1,714,559	171,456
			Face
			Amount
			($000)
Repurchase Agreements (2.2%)
Bank of America Securities, LLC
(Dated 4/30/20, Repurchase Value
$158,100,000, collateralized by
Government National Mortgage Assn.
2.500%-3.000%, 4/20/50, with a value of
$161,262,000)	0.040%	5/1/20	158,100	158,100
Barclays Capital Inc.
(Dated 4/30/20, Repurchase Value
$67,000,000, collateralized by U.S.
Treasury Note/Bond 2.500%, 5/15/46, with
a value of $68,340,000)	0.020%	5/1/20	67,000	67,000
Citigroup Global Markets Inc.
(Dated 4/30/20, Repurchase Value
$171,400,000, collateralized by U.S.
Treasury Bill 0.000%, 9/3/20-9/22/20, and
U.S. Treasury Note/Bond 1.500%, 5/31/20,
with a value of $174,828,000)	0.020%	5/1/20	171,400	171,400
RBC Capital Markets LLC
(Dated 4/30/20, Repurchase Value
$14,100,000, collateralized by Federal
Home Loan Mortgage Corp. 4.000%-
4.500%, 6/1/42-1/1/49, and Federal
National Mortgage Assn. 3.500%-5.500%,
6/1/38-5/1/58, with a value of $14,382,000)	0.030%	5/1/20	14,100	14,100
Wells Fargo & Co.
(Dated 4/30/20, Repurchase Value
$26,100,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%,
2/1/50, with a value of $26,622,000)	0.040%	5/1/20	26,100	26,100
				436,700
Total Temporary Cash Investments (Cost $608,085)				608,156

Total Investments (100.0%) (Cost $16,385,146)	19,519,169
Other Assets and Liabilities -Net (0.0%)	(1,827)
Net Assets (100%)	19,517,342
Cost rounded to $000.

1 Securities with a value of $44,045,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $118,312,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the pos sibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Face amount denominated in euro.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the aggregate value of these securities was $889,019,000, representing 4.6% of net assets.
7 Face amount denominated in British pounds.
8 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
April 30, 2020.
9 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
10 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
12 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional
				Amount on
				Underlying	Market
	Expiration		Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.620%
Semiannually	BNPSW	5/6/20	1.620%	1,823	(177)
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.602%
Semiannually	GSCM	5/5/20	1.602%	1,823	(174)
					(351)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.620% Semiannually	BNPSW	5/6/20	1.620%	1,823	—
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.602% Semiannually	GSCM	5/5/20	1.602%	1,823	—
					—
					(351)
Total Options Written (Premiums Received
$87)					(351)

Long-Term Investment-Grade Fund

BNPSW—BNP Paribas.
GSCM—Goldman Sachs Bank USA.
LIBOR—London Interbank Offered Rate.

Futures Contracts
							($000)
							Value and
					Number of		Unrealized
					Long (Short)	Notional	Appreciation
				Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
30-Year U.S. Treasury Bond				June 2020	3,565	645,376	16,749
10-Year U.S. Treasury Note				June 2020	1,162	161,591	363
Ultra Long U.S. Treasury Bond				June 2020	310	69,682	(124)
5-Year U.S. Treasury Note				June 2020	488	61,236	1,352
Ultra 10-Year U.S. Treasury Note				June 2020	224	35,175	211
Euro-Schatz				June 2020	10	1,231	(1)
							18,550

Short Futures Contracts
Ultra Long U.S. Treasury Bond				June 2020	(2,241)	(503,735)	(549)
10-Year U.S. Treasury Note				June 2020	(232)	(32,263)	(137)
2-Year U.S. Treasury Note				June 2020	(103)	(22,705)	(8)
Euro-Bund				June 2020	(52)	(9,940)	(56)
Euro-Buxl				June 2020	(27)	(6,486)	(59)
5-Year U.S. Treasury Note				June 2020	(50)	(6,274)	—
Long Gilt				June 2020	(29)	(5,030)	(103)
Euro-Bobl				June 2020	(4)	(596)	1
							(911)
							17,639

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities LLC	6/16/20	EUR	1,634	USD	1,780	14	—
J.P. Morgan
Securities LLC	6/16/20	GBP	1,249	USD	1,528	44	—
Citigroup
Global Markets
Inc.	6/16/20	GBP	420	USD	522	7	—
Bank of
America, N.A.	6/16/20	GBP	304	USD	375	7	—
J.P. Morgan
Securities LLC	6/16/20	EUR	217	USD	239	—	(1)

Long-Term Investment-Grade Fund

Barclays Bank
plc	6/16/20	GBP	186	USD	217	17	—
Royal Bank of
Canada	6/16/20	USD	18,141	EUR	16,186	386	—
Morgan
Stanley Capital
Services LLC	6/16/20	USD	5,470	GBP	4,463	—	(152)
Deutsche Bank
AG	6/16/20	USD	1,072	EUR	972	6	—
Bank of
America, N.A.	6/16/20	USD	891	EUR	822	—	(10)
J.P. Morgan
Securities LLC	6/16/20	USD	809	EUR	730	8	—
State Street
Bank & Trust
Co.	6/16/20	USD	805	EUR	735	—	(1)
Deutsche Bank
AG	6/16/20	USD	734	EUR	678	—	(9)
Deutsche Bank
AG	6/16/20	USD	494	GBP	403	—	(13)
HSBC Bank
USA, N.A.	6/16/20	USD	204	EUR	186	—	—
State Street
Bank & Trust
Co.	6/16/20	USD	136	GBP	112	—	(6)
Toronto-
Dominion Bank	6/16/20	USD	126	AUD	206	—	(8)
J.P. Morgan
Securities LLC	6/16/20	USD	96	EUR	88	—	(1)
J.P. Morgan
Securities LLC	6/16/20	USD	88	GBP	72	—	(4)
HSBC Bank
USA, N.A.	6/16/20	USD	73	GBP	62	—	(5)
Morgan
Stanley Capital
Services LLC	6/16/20	USD	4	JPY	447	—	—

						489	(210)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/20/25	USD	174,316	1.000	1,154	1,858
CDX-NA-IG-S34-V1	6/20/25	USD	2,778,390	1.000	18,390	31,842
					19,544	33,700

1 Periodic premium received/paid quarterly.

Long-Term Investment-Grade Fund

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid		Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Unrealized	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	Appreciation	($000)
Credit Protection Sold/Moody's Rating
Metlife
Inc./A3	12/20/21	GSI	10,000	1.000	110	10	100	—
Republic of
Philippines/
Baa2	6/20/25	BNPSW	3,030	1.000	22	(22)	44	—
					132	(12)	144	—

Credit Protection Purchased
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)	(5)	—	—	(5)
Federative
Republic of
Brazil	12/20/25	BOANA	315	(1.000)	34	51	—	(17)
Federative
Republic of
Brazil	12/20/25	GSCM	315	(1.000)	34	48	—	(14)
Republic of
Colombia	6/20/25	GSI	555	(1.000)	37	58	—	(21)
Republic of
Colombia	6/20/25	JPMC	5,600	(1.000)	370	606	—	(236)
					470	763	—	(293)
					602	751	144	(293)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.

At April 30, 2020, a counterparty had deposited in a segregated account securities with a value of
$584,000 in connection with open forward currency contracts and open over -the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid) [1]	(Paid) [2]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
1/29/30	N/A	573	1.550	(0.841)	51	51

Long-Term Investment-Grade Fund

2/4/30	N/A	198	1.448	(1.751)	16	16
2/19/30	N/A	617	1.558	(1.692)	55	55
2/25/30	N/A	2,100	1.408	(1.679)	157	154
2/27/30	N/A	487	1.261	(1.638)	29	29
4/15/30	N/A	1,790	(1.836)	1.219	(209)	(209)
4/15/30	N/A	717	0.815	(1.311)	12	12
					111	108

1 Fixed interest payment received/paid semi-annually.
2 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies
(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of

Long-Term Investment-Grade Fund

variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.
Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open options contracts on futures at April 30, 2020.

Long-Term Investment-Grade Fund

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC)
and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Long-Term Investment-Grade Fund

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the f und) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for

Long-Term Investment-Grade Fund

their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

I. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

J. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,147,102	—	1,147,102
Corporate Bonds	—	15,579,178	—	15,579,178
Sovereign Bonds	—	316,012	—	316,012
Taxable Municipal Bonds	—	1,868,721	—	1,868,721
Temporary Cash Investments	171,456	436,700	—	608,156
Total	171,456	19,347,713	—	19,519,169
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,165	—	—	6,165
Forward Currency Contracts	—	489	—	489
Swap Contracts	42[1]	144	—	186
Total	6,207	633	—	6,840

Long-Term Investment-Grade Fund

Liabilities
Options Written	—	351	—	351
Futures Contracts[1]	4,292	—	—	4,292
Forward Currency Contracts	—	210	—	210
Swap Contracts	1[1]	293	—	294
Total	4,293	854	—	5,147
1 Represents variation margin on the last day of the reporting period.